S000000856 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.64%	11.41%	13.32%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.35%	8.83%	11.03%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.94%	8.71%	10.46%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.88%	11.64%	13.56%